Shareholder Report, Line Graph (Details) 195699_F-m Compoundr U.S. Aggregate Bond ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 11, 2025	Aug. 31, 2026
F/m Compoundr U.S. Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		F/m Compoundr U.S. Aggregate Bond ETF
Accumulated Value	$ 10,000	$ 10,156
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,240
Nasdaq Compoundr U.S. Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Compoundr U.S. Aggregate Bond Total Return Index
Accumulated Value	$ 10,000	$ 10,234